Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 21:	FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Finance expenses:
Revaluation of marketable securities	-	(1,022)	(1,531)
Bank account management fees and commissions	(27)	(4)	(11)
Exchange rate differences	(26)	(32)	(16)
Issuance costs	(31)	-	-
Interest expenses	(28)	-	-

Total finance expenses	(112)	(1,058)	(1,558)

Finance income:
Revaluation of warrants to purchase ADS’s	926	-	1,054
Revaluation of marketable securities	167	-	-
Interest income	34	41	36

Total finance income	1,127	41	1,090

Finance income (expenses), net	1,015	(1,017)	(468)